CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Common stock issuance costs				$ 3,920
Warrants issued to purchase shares of common stock for consulting services (in shares)			22,425	446,225
Value of warrants issued to purchase shares of common stock for consulting services	$ 30,000	$ 22,245		$ 168,000
Warrants issued in exchange for extinguishment of trade accounts payable				10,000
Preferred deemed dividend	711,000		$ 325,000
Series A Preferred stock
Preferred stock issuance costs				$ 19,700
Series B Preferred Stock
Preferred stock issuance costs				$ 407,521
Series C Preferred Stock
Preferred stock issuance costs			$ 92,331
Preferred deemed dividend	175,000
Series D Preferred Stock
Preferred stock issuance costs	183,343
Preferred deemed dividend	$ 536,000